Segment Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Segment Reporting Information [Line Items]
Revenues	¥ 2,874,821	¥ 2,814,361	¥ 2,663,659
Interest expense	169,051	188,328	127,618
Costs of operating leases	394,821	356,760	336,987
Life insurance costs	384,753	433,863	373,906
Costs of Goods and Real Estate Sold	271,833	268,627	333,009
Services Expense	604,145	560,101	571,127
Selling, general and administrative expenses	646,054	627,633	559,406
Total Segment Expenses	2,542,995	2,453,648	2,327,736
Equity in Net income (Loss) of equity method investments and others	57,182	36,774	22,081
Segment profits	331,826	360,713	335,923
Other significant non-cash items:
Depreciation and amortization	399,527	364,242	340,252
Increase in policy liabilities and policy account balances	268,258	186,193	89,915
Bargain Purchase Gain	3,750	0	1,174
Operating Leases [Member]
Segment Reporting Information [Line Items]
Revenues	624,444	535,490	499,541
Life Insurance Premiums And Related Investment Income [Member]
Segment Reporting Information [Line Items]
Revenues	515,259	558,923	494,070
Sales of Goods and Real Estate [Member]
Segment Reporting Information [Line Items]
Revenues	373,155	373,914	392,569
Services income
Segment Reporting Information [Line Items]
Revenues	1,019,283	965,010	930,151
Asia and Australia
Other significant non-cash items:
Bargain Purchase Gain	3,750
Operating Segment
Segment Reporting Information [Line Items]
Finance revenues	329,677	350,231	321,249
Revenues	2,871,405	2,804,921	2,661,264
Interest expense	136,966	122,909	87,007
Costs of operating leases	391,591	353,820	332,867
Life insurance costs	384,910	433,827	375,326
Costs of Goods and Real Estate Sold	270,221	265,611	331,624
Services Expense	605,625	557,505	572,210
Other (income) and expense	26,230	3,945	17,505
Selling, general and administrative expenses	614,256	598,774	533,202
Provision for credit losses, and write-downs of long-lived assets and securities	45,211	23,008	11,195
Total Segment Expenses	2,475,010	2,359,399	2,260,936
Equity in Net income (Loss) of equity method investments and others	148,273	115,999	48,182
Segment profits	544,668	561,521	448,510
Other significant non-cash items:
Depreciation and amortization	393,892	358,825	333,089
Increase in policy liabilities and policy account balances	268,258	186,193	89,915
Bargain Purchase Gain	3,750	0	1,174
Impairment of goodwill and intangible assets	14,295	0	515
Expenditures for long-lived assets	836,320	664,569	603,370
Operating Segment | Gains on investment securities and dividends [Member]
Segment Reporting Information [Line Items]
Revenues	14,444	31,986	27,341
Operating Segment | Operating Leases [Member]
Segment Reporting Information [Line Items]
Revenues	619,417	530,607	494,908
Operating Segment | Life Insurance Premiums And Related Investment Income [Member]
Segment Reporting Information [Line Items]
Revenues	518,084	561,533	496,561
Operating Segment | Sales of Goods and Real Estate [Member]
Segment Reporting Information [Line Items]
Revenues	370,483	368,927	390,303
Operating Segment | Services income
Segment Reporting Information [Line Items]
Revenues	1,019,300	961,637	930,902
Operating Segment | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Finance revenues	63,271	61,428	60,133
Revenues	460,699	444,959	429,897
Interest expense	7,306	5,418	4,661
Costs of operating leases	201,286	192,850	186,989
Life insurance costs	0	0	0
Costs of Goods and Real Estate Sold	3,335	3,234	3,988
Services Expense	57,372	58,896	58,103
Other (income) and expense	18,305	14,896	17,275
Selling, general and administrative expenses	89,599	88,621	83,811
Provision for credit losses, and write-downs of long-lived assets and securities	2,199	960	1,107
Total Segment Expenses	379,402	364,875	355,934
Equity in Net income (Loss) of equity method investments and others	9,032	3,160	2,776
Segment profits	90,329	83,244	76,739
Other significant non-cash items:
Depreciation and amortization	158,166	153,208	149,545
Increase in policy liabilities and policy account balances	0	0	0
Bargain Purchase Gain	0	0	0
Impairment of goodwill and intangible assets	0	0	1
Expenditures for long-lived assets	211,006	184,794	164,257
Operating Segment | Corporate Financial Services and Maintenance Leasing | Gains on investment securities and dividends [Member]
Segment Reporting Information [Line Items]
Revenues	2,647	2,626	(519)
Operating Segment | Corporate Financial Services and Maintenance Leasing | Operating Leases [Member]
Segment Reporting Information [Line Items]
Revenues	282,433	266,871	258,385
Operating Segment | Corporate Financial Services and Maintenance Leasing | Life Insurance Premiums And Related Investment Income [Member]
Segment Reporting Information [Line Items]
Revenues	0	0	0
Operating Segment | Corporate Financial Services and Maintenance Leasing | Sales of Goods and Real Estate [Member]
Segment Reporting Information [Line Items]
Revenues	4,202	3,934	5,356
Operating Segment | Corporate Financial Services and Maintenance Leasing | Services income
Segment Reporting Information [Line Items]
Revenues	108,146	110,100	106,542
Operating Segment | Real Estate
Segment Reporting Information [Line Items]
Finance revenues	4,860	6,134	5,562
Revenues	497,780	471,692	418,736
Interest expense	2,616	3,016	2,413
Costs of operating leases	24,167	24,972	24,895
Life insurance costs	0	0	0
Costs of Goods and Real Estate Sold	89,593	90,931	80,586
Services Expense	264,952	248,195	230,136
Other (income) and expense	1,664	722	(627)
Selling, general and administrative expenses	43,405	41,542	36,643
Provision for credit losses, and write-downs of long-lived assets and securities	3,098	1,285	1,785
Total Segment Expenses	429,495	410,663	375,831
Equity in Net income (Loss) of equity method investments and others	2,256	6,026	9,627
Segment profits	70,541	67,055	52,532
Other significant non-cash items:
Depreciation and amortization	18,992	18,376	16,613
Increase in policy liabilities and policy account balances	0	0	0
Bargain Purchase Gain	0	0	0
Impairment of goodwill and intangible assets	0	0	0
Expenditures for long-lived assets	78,824	57,828	84,874
Operating Segment | Real Estate | Gains on investment securities and dividends [Member]
Segment Reporting Information [Line Items]
Revenues	1,282	857	(243)
Operating Segment | Real Estate | Operating Leases [Member]
Segment Reporting Information [Line Items]
Revenues	61,321	50,205	55,544
Operating Segment | Real Estate | Life Insurance Premiums And Related Investment Income [Member]
Segment Reporting Information [Line Items]
Revenues	0	0	0
Operating Segment | Real Estate | Sales of Goods and Real Estate [Member]
Segment Reporting Information [Line Items]
Revenues	107,859	111,013	96,030
Operating Segment | Real Estate | Services income
Segment Reporting Information [Line Items]
Revenues	322,458	303,483	261,843
Operating Segment | PE Investment And Concession
Segment Reporting Information [Line Items]
Finance revenues	12,140	6,679	1,026
Revenues	377,931	379,168	376,322
Interest expense	3,833	2,978	2,054
Costs of operating leases	26,389	26,244	24,900
Life insurance costs	0	0	0
Costs of Goods and Real Estate Sold	173,652	168,404	240,942
Services Expense	48,890	58,677	40,900
Other (income) and expense	10,622	(2,330)	2,193
Selling, general and administrative expenses	88,370	89,864	56,449
Provision for credit losses, and write-downs of long-lived assets and securities	1,743	366	195
Total Segment Expenses	353,499	344,203	367,633
Equity in Net income (Loss) of equity method investments and others	74,440	9,002	(5,530)
Segment profits	98,872	43,967	3,159
Other significant non-cash items:
Depreciation and amortization	25,053	26,644	22,649
Increase in policy liabilities and policy account balances	0	0	0
Bargain Purchase Gain	0	0	58
Impairment of goodwill and intangible assets	11,149	0	0
Expenditures for long-lived assets	14,594	20,345	16,893
Operating Segment | PE Investment And Concession | Gains on investment securities and dividends [Member]
Segment Reporting Information [Line Items]
Revenues	851	1,207	348
Operating Segment | PE Investment And Concession | Operating Leases [Member]
Segment Reporting Information [Line Items]
Revenues	42,698	41,529	38,653
Operating Segment | PE Investment And Concession | Life Insurance Premiums And Related Investment Income [Member]
Segment Reporting Information [Line Items]
Revenues	0	0	0
Operating Segment | PE Investment And Concession | Sales of Goods and Real Estate [Member]
Segment Reporting Information [Line Items]
Revenues	252,969	249,085	280,361
Operating Segment | PE Investment And Concession | Services income
Segment Reporting Information [Line Items]
Revenues	69,273	80,668	55,934
Operating Segment | Environment and Energy
Segment Reporting Information [Line Items]
Finance revenues	1,402	1,478	1,230
Revenues	186,021	165,598	215,770
Interest expense	13,170	11,093	8,063
Costs of operating leases	18	18	19
Life insurance costs	0	0	0
Costs of Goods and Real Estate Sold	1,786	2,236	2,627
Services Expense	136,118	110,106	167,733
Other (income) and expense	446	(4,633)	(194)
Selling, general and administrative expenses	22,582	18,670	16,276
Provision for credit losses, and write-downs of long-lived assets and securities	20,573	151	50
Total Segment Expenses	194,693	137,641	194,574
Equity in Net income (Loss) of equity method investments and others	3,749	10,115	15,977
Segment profits	(4,923)	38,072	37,173
Other significant non-cash items:
Depreciation and amortization	33,457	23,975	22,486
Increase in policy liabilities and policy account balances	0	0	0
Bargain Purchase Gain	0	0	1,018
Impairment of goodwill and intangible assets	0	0	0
Expenditures for long-lived assets	50,720	54,959	74,972
Operating Segment | Environment and Energy | Gains on investment securities and dividends [Member]
Segment Reporting Information [Line Items]
Revenues	3,128	1,784	22
Operating Segment | Environment and Energy | Operating Leases [Member]
Segment Reporting Information [Line Items]
Revenues	79	79	78
Operating Segment | Environment and Energy | Life Insurance Premiums And Related Investment Income [Member]
Segment Reporting Information [Line Items]
Revenues	0	0	0
Operating Segment | Environment and Energy | Sales of Goods and Real Estate [Member]
Segment Reporting Information [Line Items]
Revenues	3,307	3,771	4,200
Operating Segment | Environment and Energy | Services income
Segment Reporting Information [Line Items]
Revenues	178,105	158,486	210,240
Operating Segment | Insurance
Segment Reporting Information [Line Items]
Finance revenues	280	300	300
Revenues	518,363	563,869	499,487
Interest expense	256	14	11
Costs of operating leases	0	0	0
Life insurance costs	384,910	433,827	375,326
Costs of Goods and Real Estate Sold	0	0	0
Services Expense	0	0	0
Other (income) and expense	(110)	98	(3)
Selling, general and administrative expenses	58,904	59,309	60,815
Provision for credit losses, and write-downs of long-lived assets and securities	4	(2)	(1)
Total Segment Expenses	443,964	493,246	436,148
Equity in Net income (Loss) of equity method investments and others	0	203	5
Segment profits	74,399	70,826	63,344
Other significant non-cash items:
Depreciation and amortization	24,219	17,138	18,628
Increase in policy liabilities and policy account balances	268,258	186,193	89,915
Bargain Purchase Gain	0	0	0
Impairment of goodwill and intangible assets	0	0	0
Expenditures for long-lived assets	116	350	453
Operating Segment | Insurance | Gains on investment securities and dividends [Member]
Segment Reporting Information [Line Items]
Revenues	0	0	0
Operating Segment | Insurance | Operating Leases [Member]
Segment Reporting Information [Line Items]
Revenues	0	0	0
Operating Segment | Insurance | Life Insurance Premiums And Related Investment Income [Member]
Segment Reporting Information [Line Items]
Revenues	518,084	561,533	496,561
Operating Segment | Insurance | Sales of Goods and Real Estate [Member]
Segment Reporting Information [Line Items]
Revenues	0	0	0
Operating Segment | Insurance | Services income
Segment Reporting Information [Line Items]
Revenues	(1)	2,036	2,626
Operating Segment | Banking and credit
Segment Reporting Information [Line Items]
Finance revenues	60,290	80,653	78,066
Revenues	63,304	88,574	84,774
Interest expense	7,184	5,302	5,181
Costs of operating leases	0	0	0
Life insurance costs	0	0	0
Costs of Goods and Real Estate Sold	0	0	0
Services Expense	7,590	6,254	7,229
Other (income) and expense	40	(306)	(318)
Selling, general and administrative expenses	20,822	32,886	33,351
Provision for credit losses, and write-downs of long-lived assets and securities	(176)	4,064	716
Total Segment Expenses	35,460	48,200	46,159
Equity in Net income (Loss) of equity method investments and others	1,447	56,979	(488)
Segment profits	29,291	97,353	38,127
Other significant non-cash items:
Depreciation and amortization	571	1,821	1,402
Increase in policy liabilities and policy account balances	0	0	0
Bargain Purchase Gain	0	0	0
Impairment of goodwill and intangible assets	0	0	0
Expenditures for long-lived assets	20	12	167
Operating Segment | Banking and credit | Gains on investment securities and dividends [Member]
Segment Reporting Information [Line Items]
Revenues	100	600	(351)
Operating Segment | Banking and credit | Operating Leases [Member]
Segment Reporting Information [Line Items]
Revenues	0	0	0
Operating Segment | Banking and credit | Life Insurance Premiums And Related Investment Income [Member]
Segment Reporting Information [Line Items]
Revenues	0	0	0
Operating Segment | Banking and credit | Sales of Goods and Real Estate [Member]
Segment Reporting Information [Line Items]
Revenues	0	0	0
Operating Segment | Banking and credit | Services income
Segment Reporting Information [Line Items]
Revenues	2,914	7,321	7,059
Operating Segment | Aircraft and Ships
Segment Reporting Information [Line Items]
Finance revenues	5,769	7,769	7,312
Revenues	119,592	65,191	54,665
Interest expense	20,159	11,596	6,974
Costs of operating leases	40,986	18,853	16,898
Life insurance costs	0	0	0
Costs of Goods and Real Estate Sold	864	96	647
Services Expense	6,724	1,783	2,103
Other (income) and expense	68	(3,600)	(4,024)
Selling, general and administrative expenses	11,967	10,345	10,369
Provision for credit losses, and write-downs of long-lived assets and securities	3	3	1
Total Segment Expenses	80,771	39,076	32,968
Equity in Net income (Loss) of equity method investments and others	28,599	18,251	8,789
Segment profits	67,420	44,366	30,486
Other significant non-cash items:
Depreciation and amortization	30,808	20,366	16,257
Increase in policy liabilities and policy account balances	0	0	0
Bargain Purchase Gain	0	0	98
Impairment of goodwill and intangible assets	0	0	405
Expenditures for long-lived assets	300,251	174,525	104,006
Operating Segment | Aircraft and Ships | Gains on investment securities and dividends [Member]
Segment Reporting Information [Line Items]
Revenues	(24)	(130)	(1,350)
Operating Segment | Aircraft and Ships | Operating Leases [Member]
Segment Reporting Information [Line Items]
Revenues	96,856	48,074	37,208
Operating Segment | Aircraft and Ships | Life Insurance Premiums And Related Investment Income [Member]
Segment Reporting Information [Line Items]
Revenues	0	0	0
Operating Segment | Aircraft and Ships | Sales of Goods and Real Estate [Member]
Segment Reporting Information [Line Items]
Revenues	852	97	624
Operating Segment | Aircraft and Ships | Services income
Segment Reporting Information [Line Items]
Revenues	16,139	9,381	10,871
Operating Segment | ORIX USA
Segment Reporting Information [Line Items]
Finance revenues	102,627	112,545	106,875
Revenues	154,228	173,426	185,889
Interest expense	40,016	47,466	34,056
Costs of operating leases	1,496	547	216
Life insurance costs	0	0	0
Costs of Goods and Real Estate Sold	307	310	1,161
Services Expense	2,823	4,331	4,871
Other (income) and expense	(3,382)	(2,078)	2,447
Selling, general and administrative expenses	95,406	85,483	85,515
Provision for credit losses, and write-downs of long-lived assets and securities	7,669	7,937	4,741
Total Segment Expenses	144,335	143,996	133,007
Equity in Net income (Loss) of equity method investments and others	30,022	(1,499)	5,726
Segment profits	39,915	27,931	58,608
Other significant non-cash items:
Depreciation and amortization	2,687	2,872	3,023
Increase in policy liabilities and policy account balances	0	0	0
Bargain Purchase Gain	0	0	0
Impairment of goodwill and intangible assets	1,175	0	109
Expenditures for long-lived assets	2,326	184	2,906
Operating Segment | ORIX USA | Gains on investment securities and dividends [Member]
Segment Reporting Information [Line Items]
Revenues	119	6,446	29,209
Operating Segment | ORIX USA | Operating Leases [Member]
Segment Reporting Information [Line Items]
Revenues	861	1,225	426
Operating Segment | ORIX USA | Life Insurance Premiums And Related Investment Income [Member]
Segment Reporting Information [Line Items]
Revenues	0	0	0
Operating Segment | ORIX USA | Sales of Goods and Real Estate [Member]
Segment Reporting Information [Line Items]
Revenues	543	602	2,034
Operating Segment | ORIX USA | Services income
Segment Reporting Information [Line Items]
Revenues	50,078	52,608	47,345
Operating Segment | ORIX Europe
Segment Reporting Information [Line Items]
Finance revenues	4,077	2,409	812
Revenues	257,267	227,151	207,292
Interest expense	665	289	506
Costs of operating leases	0	0	0
Life insurance costs	0	0	0
Costs of Goods and Real Estate Sold	0	0	0
Services Expense	66,446	54,224	48,921
Other (income) and expense	4,231	2,666	609
Selling, general and administrative expenses	138,859	130,496	112,129
Provision for credit losses, and write-downs of long-lived assets and securities	115	217	0
Total Segment Expenses	210,316	187,892	162,165
Equity in Net income (Loss) of equity method investments and others	(2,578)	2,379	(641)
Segment profits	44,373	41,638	44,486
Other significant non-cash items:
Depreciation and amortization	6,234	7,003	6,619
Increase in policy liabilities and policy account balances	0	0	0
Bargain Purchase Gain	0	0	0
Impairment of goodwill and intangible assets	1,971	0	0
Expenditures for long-lived assets	1,143	388	668
Operating Segment | ORIX Europe | Gains on investment securities and dividends [Member]
Segment Reporting Information [Line Items]
Revenues	4,408	10,711	(1,349)
Operating Segment | ORIX Europe | Operating Leases [Member]
Segment Reporting Information [Line Items]
Revenues	0	0	0
Operating Segment | ORIX Europe | Life Insurance Premiums And Related Investment Income [Member]
Segment Reporting Information [Line Items]
Revenues	0	0	0
Operating Segment | ORIX Europe | Sales of Goods and Real Estate [Member]
Segment Reporting Information [Line Items]
Revenues	0	0	0
Operating Segment | ORIX Europe | Services income
Segment Reporting Information [Line Items]
Revenues	248,782	214,031	207,829
Operating Segment | Asia and Australia
Segment Reporting Information [Line Items]
Finance revenues	74,961	70,836	59,933
Revenues	236,220	225,293	188,432
Interest expense	41,761	35,737	23,088
Costs of operating leases	97,249	90,336	78,950
Life insurance costs	0	0	0
Costs of Goods and Real Estate Sold	684	400	1,673
Services Expense	14,710	15,039	12,214
Other (income) and expense	(5,654)	(1,490)	147
Selling, general and administrative expenses	44,342	41,558	37,844
Provision for credit losses, and write-downs of long-lived assets and securities	9,983	8,027	2,601
Total Segment Expenses	203,075	189,607	156,517
Equity in Net income (Loss) of equity method investments and others	1,306	11,383	11,941
Segment profits	34,451	47,069	43,856
Other significant non-cash items:
Depreciation and amortization	93,705	87,422	75,867
Increase in policy liabilities and policy account balances	0	0	0
Bargain Purchase Gain	3,750	0	0
Impairment of goodwill and intangible assets	0	0	0
Expenditures for long-lived assets	177,320	171,184	154,174
Operating Segment | Asia and Australia | Gains on investment securities and dividends [Member]
Segment Reporting Information [Line Items]
Revenues	1,933	7,885	1,574
Operating Segment | Asia and Australia | Operating Leases [Member]
Segment Reporting Information [Line Items]
Revenues	135,169	122,624	104,614
Operating Segment | Asia and Australia | Life Insurance Premiums And Related Investment Income [Member]
Segment Reporting Information [Line Items]
Revenues	0	0	0
Operating Segment | Asia and Australia | Sales of Goods and Real Estate [Member]
Segment Reporting Information [Line Items]
Revenues	751	425	1,698
Operating Segment | Asia and Australia | Services income
Segment Reporting Information [Line Items]
Revenues	¥ 23,406	¥ 23,523	¥ 20,613